As Filed with the SEC on December 16, 2022

Securities Act File No. 002-76580

Investment Company Act File No. 811-03421

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 62 ☒

and

REGISTRATION STATEMENT

under

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 64 ☒

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10

(Exact Name of Registrant)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA

(Name of Depositor)

655 Broad Street

Newark, New Jersey 07102

(973) 367-7521

(Address and telephone number of Depositor’s principal executive offices)

Andrew R. French

655 Broad Street

Newark, New Jersey 07102

(Name and address of agent for service)

Copy to:

Christopher E. Palmer, Esq.

Goodwin Procter LLP

1900 N Street NW

Washington, DC 20036

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on December 30, 2022 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ on (date) pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2) on (date)

☐ on (date) pursuant to paragraph (a)(2) of rule 485 under the Securities Act.

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

EXPLANATORY NOTE

This post-effective amendment No. 62 to the registration statement on Form N-4, File No. 002-76580, of The Prudential Insurance Company of America and its separate account, The Prudential Variable Contract Account-10, is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”) for the sole purpose of delaying, until December 30, 2022, the effectiveness of post-effective amendment No. 60, which was filed on September 29, 2022 (accession no. 0001193125-22-253904) pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. The effectiveness of the registration statement was previously delayed in post-effective amendment No. 61 filed on November 23, 2022. We expect to make a filing pursuant to Rule 485(b) at a future date that incorporates any required missing information or items. The Prospectus, Statement of Additional Information and Part C that were filed as part of post-effective amendment No. 60 are hereby incorporated by reference. Other than as set forth herein, this post-effective amendment does not amend or delete any other part of this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on December 16, 2022.

THE PRUDENTIAL VARIABLE CONTRACT ACCOUNT-10 (Registrant)

THE PRUDENTIAL INSURANCE COMPANY OF AMERICA (Depositor)

* Allen La Tournous

   Vice President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*Charles F. Lowrey	President, CEO, Chairman and Director

*Thomas J. Baltimore	Director

*Gilbert F. Casellas	Director

*Robert M. Falzon	Vice Chair and Director

*Wendy E. Jones	Director

*Martina Hund-Mejean	Director

*Karl J. Krapek	Director

*Peter R. Lighte	Director

*Sandra Pianalto	Director

*Christine A. Poon	Director

*Douglas A. Scovanner	Director

*Michael A. Todman	Director

*Robert D. Axel	Senior Vice President, Controller and Principal Accounting Officer

*Kenneth Y. Tanji	Executive Vice President and Chief Financial Officer

By: /s/ Patrick McGuinness Patrick McGuinness	Attorney-in-Fact	December 16, 2022

Executed by Patrick McGuinness on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to the registrant’s post-effective amendment No. 58 to this Registration Statement filed on February 7, 2022.